Significant accounting policies (Details Narrative) - Amortization [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Useful Life Of Assets	10 years
Impairment of long-lived assets	¥ 0	¥ 0